Commitments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Lease and sublease payments recognized as expense	$ 38.6	$ 23.6	$ 12.2
Bottom of range
Disclosure of finance lease and operating lease by lessee [Line Items]
Term of non-cancellable operating leases	1 year
Term of non-cancellable contractual commitments	2 years
Top of range
Disclosure of finance lease and operating lease by lessee [Line Items]
Term of non-cancellable operating leases	9 years
Term of non-cancellable contractual commitments	4 years